LEASES (Narrative) (Details) $ in Thousands		12 Months Ended
	May 21, 2024 USD ($) ft²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
LEASES [Line Items]
Reduction of leased space | ft²	20,025
Reduction to finance lease right-of-use assets		$ 22,924	$ 7,227	$ 1,200
WWE Global Headquarters Lease Amendment [Member]
LEASES [Line Items]
Rental savings due to lease reduction	$ 13,900
Partial termination fee due to lease reduction	$ 2,200
Reduction to finance lease liability		21,400
Reduction to finance lease right-of-use assets		20,800
Gain on partial termination of lease		$ 600
Minimum [Member] | Real Estate Assets [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term		1 year
Minimum [Member] | Equipment [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term		1 year
Maximum [Member] | Real Estate Assets [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term		26 years
Maximum [Member] | Equipment [Member]
LEASES [Line Items]
Lessee, Remaining Lease Term		6 years